Operating Leases and Obligations Related to Finance Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity
A maturity analysis of the Company's operating lease liabilities from time charter-in contracts (excluding short-term leases) as at December 31, 2020 is as follows:

	Lease Commitment $	Non-Lease Commitment $	Total Commitment $
As at December 31, 2020
Payments:
2021	3,744	4,235	7,979
2022	319	1,226	1,545
Total payments	4,063	5,461	9,524
Less: imputed interest	(63)
Carrying value of operating lease liabilities	4,000

Finance Lease Obligations
Obligations Related to Finance Leases

	As at	As at
	December 31, 2020	December 31, 2019
	$	$
Total obligations related to finance leases	360,043	414,788
Less: current portion	(78,476)	(25,357)
Long-term obligations related to finance leases	281,567	389,431

Schedule of Future Minimum Lease Payments for Capital Leases
As at December 31, 2020, the Company's total remaining commitments (including vessel purchase options declared) related to the financial liabilities of these vessels were approximately $480.9 million (2019 - $601.7 million), including imputed interest of $120.9 million (2019 - $186.9 million), repayable from 2021 through 2030, as indicated below:

Commitments
December 31, 2020
Year	$
2021	103,033
2022	43,552
2023	43,545
2024	43,656
2025	43,528
Thereafter	203,630